Shareholders’ equity (Details Narrative)				1 Months Ended	12 Months Ended
	Dec. 09, 2022 shares	Feb. 11, 2021 USD ($) shares	Feb. 11, 2021 CNY (¥) ¥ / shares shares	Mar. 22, 2024	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) shares	May 14, 2018 shares	May 04, 2018 $ / shares
Class of Stock [Line Items]
Common Stock, Shares Authorized					200,000,000		200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share | ¥ / shares							¥ 0.01
Number of shares issued	3,960,396	4,600,000	4,600,000
Voting description		Each Unit consists of one tenth ordinary shares, par value $0.01 per share (“Share”), one warrant (“Warrant”) entitling its holder to purchase one-twentieth of one Share at a price of $115 per Share, and one right to receive one hundredth (1/100) of one Share upon the consummation of the Company’s initial business combination.	Each Unit consists of one tenth ordinary shares, par value $0.01 per share (“Share”), one warrant (“Warrant”) entitling its holder to purchase one-twentieth of one Share at a price of $115 per Share, and one right to receive one hundredth (1/100) of one Share upon the consummation of the Company’s initial business combination.
Number of ordinary shares reddemed	2,493,755
Number of shares converted	48,250
Retained earnings for statutory reserves					$ 1,854,391		¥ 13,134,098	¥ 11,964,279
Statutory reserve					165,166		¥ 1,169,819	¥ 2,543,576
Paid-in-capital and statutory reserve					$ 62,091,213	¥ 439,773,436
Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding					5,160,671		5,160,671
Ladenburg Thalmann Co [Member]
Class of Stock [Line Items]
Number of shares issued		7,500	7,500
Value of shares issued | $		$ 75
Joyous J D Limited [Member]
Class of Stock [Line Items]
Number of shares issued	21,400
IPO [Member]
Class of Stock [Line Items]
Number of shares issued		4,000,000	4,000,000
IPO [Member] | Sponsor [Member]
Class of Stock [Line Items]
Number of shares issued		225,000	225,000
Share Price | ¥ / shares			¥ 10.00
Value of shares issued | ¥			¥ 2,250,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of shares issued		600,000	600,000
Subsequent Event [Member]
Class of Stock [Line Items]
Conversion basis				Pursuant to the plan, every ten (10) shares of the Company’s ordinary share issued, par value of US$0.001, was consolidated into one (1) share of ordinary share, par value $0.01 (see Note 20 - Subsequent Event).
Ordinary Shares [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized									50,000,000
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.001